Share capital - Summary of issued and outstanding (Detail) - shares		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Balance (in shares)		36,233,162
Balance (in shares)		55,382,228	36,233,162
Issuance of common stock [Member]
Balance (in shares)		36,233,162	34,637,312		31,884,420
Issued through at-the-market offering			1,361,691	[1]	1,958,598	[2]
Issued through common share offering	[3]	9,200,000
Issuance of common stock (in shares)		19,102,844	1,361,691		2,453,051
Issued for cash upon exercise of options			200,000		215,000
Issued upon exercise of options in cashless transaction		15,654	19,749		50,495
Issued upon vesting of restricted share units, net of tax		30,568	14,410		34,346
Balance (in shares)		55,382,228	36,233,162		34,637,312
Issuance of common stock [Member] | B. Riley FBR At Market Issuance Sales Agreement [Member]
Issued through at-the-market offering	[1]	2,970,781
Issuance of common stock [Member] | Cantor Fitzgerald & Co. At Market Issuance Sales Agreement [Member]
Issued through at-the-market offering	[4]	6,932,063
Lincoln Park Capital Fund, LLC [Member] | Issuance of common stock [Member]
Issuance of common stock (in shares)	[5]				494,453

[1]	On July 5, 2018, the Company filed a short form base shelf prospectus with the securities regulatory authorities in Canada, other than Quebec, and the United States Securities and Exchange Commission under a registration statement on Form F-10 (together, the “Base Shelf Prospectuses”). The Base Shelf Prospectuses provide for the potential offering in Canada and the United States of up to an aggregate of $250,000 of the Company’s common shares, preferred shares, debt securities, warrants, subscription receipts and units from time to time over a 25-month period.On July 10, 2018, the Company filed a prospectus supplement pertaining to sales under an ATM Sales Agreement with B. Riley FBR, Inc. (“BRFBR”). Under the terms of the ATM Sales Agreement, the Company could sell through at-the-market offerings, with BRFBR as agent, such common shares with an aggregate value of up to $30,000, subject to a maximum of $13,000 that may be offered and sold under this prospectus supplement. During the year ended December 31, 2019, 2,970,781 common shares were issued for gross proceeds of $6,347 under this prospectus supplement. During the year ended December 31, 2018, 1,361,691 common shares were issued for gross proceeds of $5,392 under this prospectus supplement. The ATM Sales Agreement with BRFBR was terminated on March 1, 2019.
[2]	On March 7, 2016, the Company filed a prospectus supplement pertaining to sales under an At Market Issuance Sales Agreement (the “ATM Sales Agreement”) with FBR Capital Markets & Co. (“FBR”) and MLV & Co. LLC (“MLV”). Under the terms of the ATM Sales Agreement, the Company could sell through at-the-market offerings, with FBR and MLV as agents, such common shares with an aggregate value of up to $30,000, subject to a maximum of $6,900 that may be offered and sold under this prospectus supplement. During the year ended December 31, 2017, 1,666,765 common shares were issued for gross proceeds of $6,890 under this prospectus supplement. On August 10, 2017, the Company filed a new prospectus supplement under which the Company could offer and sell common shares up to a maximum of $10,700. During the year ended December 31, 2017, 291,833 common shares were issued for gross proceeds of $630 under this prospectus supplement. The ATM Sales Agreement with FBR and MLV was terminated in April 2018.
[3]	On August 7, 2019, the Company closed an underwritten public offering (the “Offering”) of 9,200,000 common shares at a price of $1.50 per common share, for aggregate gross proceeds of $13,800. Cantor acted as sole book-running manager in connection with the Offering. H.C. Wainwright & Co. acted as financial advisor to the Company in connection with the Offering.
[4]	On March 13, 2019, the Company filed a prospectus supplement pertaining to sales under an ATM Sales Agreement with Cantor Fitzgerald & Co. (“Cantor”). Under the terms of the ATM Sales Agreement, the Company could sell through at-the-market offerings, with Cantor as agent, such common shares with an aggregate value of up to $50,000, subject to a maximum of $12,000 that may be offered and sold under this prospectus supplement. During the year ended December 31, 2019, 6,932,063 common shares were issued for gross proceeds of $7,523 under this prospectus supplement, of which $676 was recorded as accounts receivable at December 31, 2019 and was collected subsequent to year-end. Subsequent to December 31, 2019, 10,777,186 common shares were issued for gross proceeds of $4,476 under this prospectus supplement.
[5]	On January 12, 2016, the Company completed a purchase agreement (the “Purchase Agreement”) with Lincoln Park Capital Fund, LLC (“LPC”) which allowed LPC to purchase common shares with an aggregate value of up to $20,000. On March 7, 2016, the Company filed a prospectus supplement pertaining to the Purchase Agreement, under which LPC could purchase common shares up to a maximum of $6,900. During the year ended December 31, 2017, 494,453 common shares were issued to LPC for gross proceeds of $967 under this prospectus supplement. The Purchase Agreement was terminated in April 2018.